Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 14,926	$ 13,035	$ 18,305
Interest cost	15,741	16,626	19,723
Expected return on Plans’ assets	(20,892)	(20,302)	(13,507)
Amortization of prior service cost	(3)	218	16
Amortization of net actuarial loss	16,158	17,742	4,809
Total net periodic benefit cost	25,930	27,319	29,346
Accumulated benefit obligation	912,944	865,273	$ 781,749
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	156	106
Interest cost	30	39
Amortization of net actuarial loss	(110)	(145)
Total net periodic benefit cost	$ 76	$ 0